Share-Based Compensation And Awards (Tables)	12 Months Ended
Aug. 31, 2019
Share-Based Compensation And Awards [Abstract]
Stock Options Activity
	2019		2018
		Weightedaverageexerciseprice		Weightedaverageexerciseprice
	Number	$	Number	$
Outstanding, beginning of year	9,378,966	25.18	10,158,005	24.45
Granted	1,540,000	26.36	2,790,000	27.17
Forfeited	(897,470)	26.66	(1,714,445)	26.45
Exercised(1)	(1,658,465)	20.76	(1,854,594)	23.05
Outstanding, end of year	8,363,031	26.11	9,378,966	25.18
(1)	The weighted average Class B Non-Voting Share price for the options exercised was $26.91.

Stock Option Range of Exercise Prices
The following table summarizes information about the options outstanding at August 31, 2019:

	Options outstanding			Options exerciseable
Range of prices	Numberoutstanding	Weightedaverageremainingcontractual life	Weightedaverageexerciseprice	Numberexercisable	Weightedaverageexerciseprice
$18.79 - $20.80	309,891	1.12	19.59	309,891	19.59
$20.81 - $24.21	1,235,010	5.40	23.49	842,460	23.37
$24.22 - $26.22	1,086,750	6.67	25.18	620,100	25.08
$26.23 - $27.19	2,906,225	8.10	26.43	692,325	26.49
$27.20 - $30.87	2,825,155	7.14	28.01	1,315,205	28.12

Weighted-Average Assumptions
The weighted average estimated fair value at the date of the grant for common share options granted for the year ended August 31, 2019 was $2.07 (2018 - $2.11) per option. The fair value of each option granted was estimated on the date of the grant using the Black-Scholes option pricing model with the following weighted-average assumptions:

	2019	2018
Dividend yield	4.50%	4.37%
Risk-free interest rate	2.08%	1.88%
Expected life of options	7 years	6 years
Expected volatility factor of the future expected market price of Class B Non-Voting Shares	16.30%	16.30%

Expected volatility has been estimated based on the historical share price volatility of the Company’s Class B Non-Voting Shares.